Leases - Right-of-use assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,038
Balance – End of period	2,082
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,921
Balance – End of period	1,980
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	117
Balance – End of period	102
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,099
Additions (Amortization)	357
Effects of foreign exchange	62
Balance – End of period	5,518
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,717
Additions (Amortization)	357
Effects of foreign exchange	55
Balance – End of period	5,129
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	382
Additions (Amortization)	0
Effects of foreign exchange	7
Balance – End of period	389
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(3,061)
Additions (Amortization)	(336)
Effects of foreign exchange	(39)
Balance – End of period	(3,436)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,796)
Additions (Amortization)	(323)
Effects of foreign exchange	(30)
Balance – End of period	(3,149)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(265)
Additions (Amortization)	(13)
Effects of foreign exchange	(9)
Balance – End of period	$ (287)